DIVIDEND PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Dividends Payable [Line Items]
Dividend due to shareholders	$ 840	$ 842
Dividend payable	$ 840	$ 842